united states
securities and exchange commission
washington, d.c. 20549

form n-csr

certified shareholder report of registered management
investment companies

Investment Company Act file number 811-22638

Arrow Investments Trust

(Exact name of registrant as specified in charter)

6100 Chevy Chase Drive Suite 100 , Laurel MD 20707

(Address of principal executive offices) (Zip code)

James Ash, Gemini Fund Services, LLC.

80 Arkay Drive, Suite 110 , Hauppauge, NY 11788

(Name and address of agent for service)

Registrant's telephone number, including area code: 631-470-2619

Date of fiscal year end: 1/31

Date of reporting period: 7/31/15

Item 1. Reports to Stockholders.

Arrow QVM Equity Factor ETF

QVM

Semi-Annual Report

July 31, 2015

1-877-277-6933

1-877-ARROW-FD

www.ArrowShares.com

Arrow QVM Equity Factor ETF

PORTFOLIO REVIEW (Unaudited)

July 31, 2015

The Fund’s performance figures* for the period ended July 31, 2015, as compared to its benchmarks:

Since Inception**
July 31, 2015
Arrow QVM Equity Factor ETF - NAV	0.47%
Arrow QVM Equity Factor ETF - Market Price	0.43%
Arrow Insight’s Quality Value Momentum Index	0.47%
S&P 500 Total Return Index	3.14%

*	The Fund’s per share net asset value or “NAV” is the value of one share of the Fund as calculated in accordance with the standard formula for valuing mutual fund shares. The NAV return is based on the NAV of the Fund and the market return is based on the market price per share of the Fund. The price used to calculate market return (“Market Price”) is determined by using the midpoint between the highest bid and the lowest offer on the primary stock exchange on which shares of the Fund are listed for trading, as of the time that the Fund’s NAV is calculated. Market and NAV returns assume that dividends and capital gain distributions have been reinvested in the Fund at Market Price and NAV, respectively. The Fund’s total annual operating expenses is 0.68% per the January 16, 2015 prospectus.

**	As of the close of business on the day of commencement of trading on February 27, 2015.

Arrow Insight’s Quality Value Momentum Index (AIQVM) is a US based index, composed of quality rankings that measure profitability, consistency of earnings, and management confidence. The combined models aim to reduce volatility and are combined with value and long term momentum rankings to enhance performance.

The S&P 500 Total Return Index is a widely accepted, unmanaged index of U.S. stock market performance which does not take into account charges, fees and other expenses.

The Fund’s Top Asset Classes are as follows:

Asset Class	% of Net Assets
Consumer, Non-cyclical	32.2%
Technology	15.3%
Consumer, Cyclical	12.0%
Industrial	11.9%
Financial	10.3%
Communications	7.7%
Energy	4.5%
Basic Materials	4.0%
Utilities	2.0%
Other, Cash & Cash Equivalents	0.1%
100.0%

Please refer to the Portfolio of Investments in this Semi-Annual report for a detailed analysis of the Fund’s Holdings.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)
July 31, 2015

Shares		Value
	COMMON STOCKS - 99.9%
	ADVERTISING - 1.9%
980	Omnicom Group, Inc.	$71,618

	AEROSPACE & DEFENSE - 4.3%
398	Lockheed Martin Corp.	82,426
714	Raytheon Co.	77,890
		160,316
	AGRICULTURE - 4.4%
889	Philip Morris International, Inc.	76,036
1,012	Reynolds American, Inc.	86,819
		162,855
	AIRLINES - 2.3%
1,158	Alaska Air Group, Inc.	87,718

	AUTO PARTS & EQUIPMENT - 1.9%
894	Delphi Automotive PLC	69,804

	BEVERAGES - 4.1%
995	Dr Pepper Snapple Group, Inc.	79,819
780	PepsiCo, Inc.	75,153
		154,972
	CHEMICALS - 4.0%
1,118	Celanese Corporation	73,699
1,290	CF Industries Holdings, Inc.	76,368
		150,067
	COAL - 1.4%
2,153	Alliance Resource Partners LP	53,007

	COMMERCIAL SERVICES - 4.0%
1,146	Deluxe Corp.	73,837
3,659	Western Union Co.	74,058
		147,895
	COMPUTERS - 7.6%
593	Apple, Inc.	71,931
433	International Business Machines Corp.	70,142
1,481	Science Applications Intl Corp.	79,500
1,264	Seagate Technology PLC	63,958
		285,531
	DIVERSIFIED FINANCIAL SERVICES - 3.6%
1,280	Discover Financial Services	71,437
4,008	Navient Corp.	62,926
		134,363
	ELECTRIC - 2.0%
1,511	WEC energy Group, Inc.	74,039

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

Shares		Value
	FOOD - 6.7%
1,660	Cal-Maine Foods, Inc.	$89,906
1,341	General Mills, Inc.	78,060
935	Ingredion, Inc.	82,467
		250,433
	HEALTHCARE - SERVICES - 8.8%
694	Aetna, Inc.	78,401
644	Chemed Corp.	95,608
5,101	Select Medical Holdings Corp.	73,607
666	UnitedHealth Group, Inc.	80,852
		328,468
	HOUSEHOLD PRODUCTS - 2.1%
677	Kimberly-Clark Corp.	77,835

	INSURANCE - 6.7%
1,248	AmTrust Financial Services	86,748
734	Travelers Cos, Inc.	77,892
3,090	Universal Insurance Holdings	84,728
		249,368
	MACHINERY - DIVERSIFIED - 2.1%
820	Deere & Co.	77,547

	MEDIA - 1.8%
3,248	Shaw Communications, Inc.	68,858

	MISCELLANEOUS MANUFACTURER - 1.9%
475	3M Co.	71,886

	OFFICE & BUSINESS EQUIPMENT - 1.9%
3,317	Pitney Bowes, Inc.	69,392

	OIL & GAS - 3.1%
14,638	Hugoton Royalty Trust	40,401
936	Phillips 66	74,412
		114,813
	PACKAGING & CONTAINERS - 1.8%
1,011	Ball Corp.	68,586

	PHARMACEUTICALS - 2.2%
652	USANA Health Sciences, Inc. *	81,272

	RETAIL - 7.8%
1,340	Brinker International, Inc.	80,266
1,872	Gap, Inc.	68,291
694	Home Depot, Inc.	81,219
1,036	Kohls Corp.	63,528
		293,304

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
PORTFOLIO OF INVESTMENTS (Unaudited)(Continued)
July 31, 2015

Shares		Value
	SEMICONDUCTORS - 1.8%
2,280	Intel Corp.	$66,006

	SOFTWARE - 4.0%
1,526	Microsoft Corp.	71,264
579	Netease.com, Inc. - ADR	80,267
		151,531
	TELECOMMUNICATIONS - 3.9%
2,574	Cisco Systems, Inc.	73,153
2,144	TELUS Corp.	73,260
		146,413
	TRANSPORTATION - 1.8%
699	Union Pacific Corp.	68,215

	TOTAL COMMON STOCKS (Cost $3,754,994)	3,736,112

	TOTAL INVESTMENTS - 99.9% (Cost $3,754,994)(a)	$3,736,112
	OTHER ASSETS LESS LIABILITIES - 0.1%	5,752
	NET ASSETS - 100.0%	$3,741,864

(a)	Represents cost for financial reporting purposes. Aggregate cost for Federal tax purposes is $3,754,994 and differs from value by net unrealized appreciation (depreciation) of securities as follows:

Unrealized Appreciation:	$185,995
Unrealized Depreciation:	(204,877)
Net Unrealized Depreciation:	$(18,882)

*	Non-income producing security.

ADR - American Depositary Receipt

LP - Limited Partnership

PLC - Public Limited Company

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
STATEMENT OF ASSETS AND LIABILITIES (Unaudited)
July 31, 2015

ASSETS
Investment securities:
At cost	$3,754,994
At value	$3,736,112
Cash	12,137
Due from Advisor	18,581
Dividends and interest receivable	2,530
TOTAL ASSETS	3,769,360

LIABILITIES
Accrued expenses and other liabilities	27,496
TOTAL LIABILITIES	27,496
NET ASSETS	$3,741,864

Net Assets Consist Of:
Paid in capital	$3,738,299
Undistributed net investment income	11,036
Accumulated net realized gain from investment transactions	11,411
Net unrealized depreciation of investment transactions	(18,882)
NET ASSETS	$3,741,864

Net Asset Value Per Share:
Net Assets	$3,741,864
Shares of beneficial interest outstanding ($0 par value, unlimited shares authorized)	150,000
Net asset value (Net Assets ÷ Shares Outstanding)	$24.95

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
STATEMENT OF OPERATIONS (Unaudited)
For the Period Ended July 31, 2015*

INVESTMENT INCOME
Dividends	$33,500
Interest	7
TOTAL INVESTMENT INCOME	33,507

EXPENSES
Investment advisory fees	8,952
Custodian fees	5,652
Audit fees	5,271
Trustees fees and expenses	4,240
Printing and postage expenses	3,450
Legal fees	2,875
Transfer agent fees	2,817
Administrative services fees	1,006
Insurance expense	378
Professional fees	378
Other expenses	7,765
TOTAL EXPENSES	42,784
Less: Fees waived/reimbursed by the Advisor	(33,228)
NET EXPENSES	9,556

NET INVESTMENT INCOME	23,951

REALIZED AND UNREALIZED GAIN(LOSS) ON INVESTMENTS
Net realized gain on:
In-kind redemptions	10,979
Investments	432
Net change in unrealized depreciation on investments	(18,882)
NET REALIZED AND UNREALIZED LOSS ON INVESTMENTS	(7,471)

NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS	$16,480

*	The Arrow QVM Equity Factor ETF commenced operations on February 24, 2015.

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
STATEMENT OF CHANGES IN NET ASSETS

Period Ended
July 31, 2015 (a)
(Unaudited)
FROM OPERATIONS
Net investment income	$23,951
Net realized gain on investments	11,411
Net change in unrealized depreciation on investments	(18,882)
Net increase in net assets resulting from operations	16,480

DISTRIBUTIONS TO SHAREHOLDERS
From net investment income	(12,915)
Net decrease in net assets resulting from distributions to shareholders	(12,915)

FROM SHARES OF BENEFICIAL INTEREST
Proceeds from shares sold	4,976,718
Cost of shares redeemed	(1,238,419)
Net increase in net assets resulting from shares of beneficial interest	3,738,299

TOTAL INCREASE IN NET ASSETS	3,741,864

NET ASSETS
Beginning of Period	—
End of Period*	$3,741,864
* Includes undistributed net investment income of:	$11,036

SHARE ACTIVITY
Shares Sold	200,000
Shares Redeemed	(50,000)
Net increase in shares of beneficial interest outstanding	150,000

(a)	The Arrow QVM Equity Factor ETF commenced operations on February 24, 2015.

See accompanying notes to financial statements.

Arrow QVM Equity Factor ETF
FINANCIAL HIGHLIGHTS

Per Share Data and Ratios for a Share of Beneficial Interest Outstanding Throughout each Period

	Period Ended
	July 31, 2015 (1)
	(Unaudited)
Net asset value, beginning of period	$25.00

Activity from investment operations:
Net investment income (2)	0.16
Net realized and unrealized gain on investments	(0.12)
Total from investment operations	0.04

Less distributions from:
Net investment income	(0.09)
Total distributions	(0.09)

Net asset value, end of period	$24.95

Total return (4)(6)(7)(8)	0.14%

Net assets, at end of period (000s)	$3,742

Ratio of gross expenses to average net assets	2.93	% (3)
Ratio of net expenses to average net assets	0.65	% (3)
Ratio of net investment income to average net assets	1.64	% (3)

Portfolio Turnover Rate (5)	4	% (4)

(1)	The Arrow QVM Equity Factor ETF shares commenced operations on February 24, 2015.

(2)	Per share amounts calculated using the average shares method, which more appropriately presents the per share data for the period.

(3)	Annualized.

(4)	Not Annualized.

(5)	Portfolio turnover rate excludes portfolio securities received or delivered as a result of processing capital share transactions in Creation Units.

(6)	Total return is calculated assuming a purchase of shares at net asset value on the first day and a sale at net asset value on the last day of the period. Distributions are assumed, for the purpose of this calculation, to be reinvested at the ex-divdend date net asset value per share on their respective payment dates. Broker commission charges are not included in this calculation.

(7)	Represents total return based on net asset values per share from commencement of investment operations on February 24, 2015 through July 31, 2015. Total return based on net asset value per share, as of the close of business on the day of commencement of trading on the NYSE Arca on February 27, 2015 to July 31, 2015 was 0.47%.

(8)	Includes adjustments in accordance with accounting principles generally accepted in the United States and, consequently, the net asset value for financial reporting purposes and the returns based upon those net asset values may differ from the net asset values and returns for shareholder transactions.

See accompanying notes to financial statements.

ARROW QVM EQUITY FACTOR ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)

July 31, 2015

1.	ORGANIZATION

The Arrow QVM Equity Factor ETF (the “Fund”) is a diversified series of Arrow Investments Trust, a statutory trust organized under the laws of the State of Delaware on August 2, 2011, and is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Fund’s investment objective seeks to replicate the investment results that generally correspond, before fees and expenses, to the price and yield performance of AI Quality Value Momentum Index. The investment objective is non-fundamental. The Fund commenced operation on February 24, 2015.

2.	SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies followed by the Fund in preparation of its financial statements. These policies are in conformity with accounting principles generally accepted in the United States of America (“GAAP”). The preparation of financial statements requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses for the period. Actual results could differ from those estimates. The Fund follows the specialized accounting and reporting requirements under GAAP that are applicable to investment companies.

Securities valuation – Securities listed on an exchange are valued at the last reported sale price at the close of the regular trading session of the exchange on the business day the value is being determined, or in the case of securities listed on NASDAQ at the NASDAQ Official Closing Price (“NOCP”). In the absence of a sale such securities shall be valued at the last bid price on the day of valuation. Debt securities (other than short-term obligations) are valued each day by an independent pricing service approved by the Board of Trustees (the “Board”) using methods which include current market quotations from a major market maker in the securities and based on methods which include the consideration of yields or prices of securities of comparable quality, coupon, maturity and type. Investments valued in currencies other than the U.S. dollar are converted to U.S. dollars using exchange rates obtained from pricing services. If market quotations are not readily available or if the Advisor believes the market quotations are not reflective of market value, securities will be valued at their fair value as determined in good faith by the Trust’s Fair Value Committee and in accordance with the Trust’s Portfolio Securities Valuation Procedures (the “Procedures”). The Board will review the fair value method in use for securities requiring a fair value determination at least quarterly. The Procedures consider, among others, the following factors to determine a security’s fair value: the nature and pricing history (if any) of the security; whether any dealer quotations for the security are available; and possible valuation methodologies that could be used to determine the fair value of the security. Fair value may also be used by the Board if extraordinary events occur after the close of the relevant world market but prior to the NYSE close. Short-term debt obligations having 60 days or less remaining until maturity, at time of purchase, may be valued at amortized cost.

ARROW QVM EQUITY FACTOR ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2015

The Fund utilizes various methods to measure the fair value of all of its investments on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of input are:

Level 1 – Unadjusted quoted prices in active markets for identical assets and liabilities that the Fund has the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund’s own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. The following tables summarize the inputs used as of July 31, 2015 for the Fund’s assets measured at fair value:

Arrow QVM Equity Factor ETF

Assets *	Level 1	Level 2	Level 3	Total
Common Stocks	$3,736,112	$—	$—	$3,736,112
Total	$3,736,112	$—	$—	$3,736,112

There were no transfers into or out of Level 1 and Level 2 during the current period presented. It is the Fund’s policy to record transfers into or out of Level 1 and Level 2 at the end of the reporting period.

The Fund did not hold any Level 2 or Level 3 securities during the period.

*	See Portfolio of Investments for industry classification.

ARROW QVM EQUITY FACTOR ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2015

Security transactions and related income – Security transactions are accounted for on the trade date. Interest income is recognized on an accrual basis. Discounts are accreted and premiums are amortized on securities purchased over the lives of the respective securities. Dividend income is recorded on the ex-dividend date. Realized gains or losses from sales of securities are determined by comparing the identified cost of the security lot sold with the net sales proceeds.

Dividends and distributions to shareholders – Dividends from net investment income, if any, are declared and paid monthly. Distributable net realized capital gains, if any, are declared and distributed annually. Dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These “book/tax” differences are considered either temporary (e.g., deferred losses) or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the composition of net assets based on their federal tax-basis treatment; temporary differences do not require reclassification. Dividends and distributions to shareholders are recorded on ex-dividend date.

Federal Income Taxes – The Fund intends to continue to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to its shareholders. Therefore, no provision for federal income tax is required. The Fund recognizes the tax benefits of uncertain tax positions only where the position is “more likely than not” to be sustained assuming examination by tax authorities. Management has analyzed the Fund’s tax positions, and has concluded that no liability for unrecognized tax benefits should be recorded related to uncertain tax positions taken on returns filed for open tax years (none), or expected to be taken, in the Fund’s 2015 tax returns. The Fund identified its major tax jurisdictions as U.S. Federal and foreign jurisdictions where the Fund makes significant investments. The Fund is not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially in the next twelve months.

Indemnification – The Trust indemnifies its officers and Trustees for certain liabilities that may arise from the performance of their duties to the Trust. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties and which provide general indemnities. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, based on experience, the risk of loss due to these warranties and indemnities appears to be remote.

3.	INVESTMENT TRANSACTIONS

For the period ended July 31, 2015, cost of purchases and proceeds from sales of portfolio securities (excluding in-kind transactions and short-term investments), amounted to $1,523,675 and $131,196 respectively.

For the period ended July 31, 2015, cost of purchases and proceeds from sales of portfolio securities for in-kind transactions, amounted to $3,725,138 and $124,034 respectively.

ARROW QVM EQUITY FACTOR ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2015

4.	INVESTMENT ADVISORY AGREEMENT / TRANSACTIONS WITH AFFILIATES

The business activities of the Fund are overseen by the Board, which is responsible for the overall management of the Fund. Arrow Investment Advisors, LLC serves as the Fund’s Investment Advisor (the “Advisor”) pursuant to an Investment Advisory Agreement with the Trust (the “Advisory Agreement”). The Trust has entered into a Global Custody Agreement with Brown Brothers Harriman & Co. to serve as Custodian and to act as transfer and shareholder services agent. The Trust has also entered into an Underwriting Agreement with Northern Lights Distributors, LLC to serve as the principal underwriter and distributor for the Trust.

Pursuant to the Advisory Agreement, the Advisor, under the oversight of the Board, directs the daily operations of the Fund and supervises the performance of administrative and professional services provided by others. As compensation for its services and the related expenses borne by the Advisor, the Fund pays the Advisor a fee, computed and accrued daily and paid monthly, at an annual rate of 0.60% of the Fund’s average daily net assets.

Pursuant to a written contract (the “Waiver Agreement”), the Advisor has agreed, at least until May 31, 2016 to waive a portion of its advisory fee and has agreed to reimburse the Fund for other expenses to the extent necessary so that total expenses incurred (exclusive of any front-end or contingent deferred sales loads, taxes, leverage interest, brokerage commissions, expenses incurred in connection with any merger or reorganization, dividend expense on securities sold short, underlying fund fees and expenses and extraordinary expenses such as litigation ) will not exceed 0.65%.

The amounts will herein be referred to as the “Expense Limitation.”

If the Advisor waives any fee or reimburses any expenses pursuant to the Waiver agreement, and the Fund’s operating expenses are subsequently lower than its Expense Limitation, the Advisor, on a rolling three year period, shall be entitled to reimbursement by the Fund provided that such reimbursement does not cause the Fund’s operating expense to exceed the Expense Limitation. If the Fund’s operating expenses subsequently exceed the Expense Limitation, the reimbursements for the Fund shall be suspended. For the period ended July 31, 2015, the Advisor waived fees and reimbursed expenses in the amount of $33,228.

The Advisor may seek reimbursement only for expenses waived or paid by it during the three fiscal years prior to such reimbursement; provided, however, that such expenses may only be reimbursed to the extent they were waived or paid after the effective date of the Waiver Agreement (or any similar agreement). The Board may terminate this expense reimbursement arrangement at any time.

The Trust, with respect to the Fund, has adopted a distribution and service plan (“Plan”) pursuant to Rule 12b-1 under the 1940 Act. Under the Plan, the Fund is authorized to pay distribution fees to the distributor and other firms that provide distribution and shareholder services (“Service Providers”). If a Service Provider provides these services, the Fund may pay fees at an annual rate not to exceed 0.25% of average daily net assets, pursuant to Rule 12b-1 under the 1940 Act.

ARROW QVM EQUITY FACTOR ETF

NOTES TO FINANCIAL STATEMENTS (Unaudited)(Continued)

July 31, 2015

No distribution or service fees are currently paid by the Fund and there are no current plans to impose these fees. In the event Rule 12b-1 fees were charged, over time they would increase the cost of an investment in the Fund.

5.	CAPITAL SHARE TRANSACTIONS

Shares are not individually redeemable and may be redeemed by the Fund at NAV only in large blocks known as “Creation Units.” Shares are created and redeemed by the Fund only in Creation Unit size aggregations of 50,000 shares. Only Authorized Participants are permitted to purchase or redeem Creation Units from the Fund. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a DTC participant and, in each case, must have executed a Participant Agreement with the Distributor. Such transactions are generally permitted on an in-kind basis, with a balancing cash component to equate the transaction to the NAV per share of the Fund on the transaction date. Cash may be substituted equivalent to the value of certain securities generally when they are not available in sufficient quantity for delivery, not eligible for trading by the Authorized Participant or as a result of other market circumstances. In addition, the Fund may impose transaction fees on purchases and redemptions of Fund shares to cover the custodial and other costs incurred by the Fund in effecting trades. A fixed fee payable to the Custodian may be imposed on each creation and redemption transaction regardless of the number of Creation Units involved in the transaction (“Fixed Fee”). Purchases and redemptions of Creation Units for cash or involving cash-in-lieu are required to pay an additional variable charge to compensate the Fund and its ongoing shareholders for brokerage and market impact expenses relating to Creation Unit transactions (“Variable Charge,” and together with the Fixed Fee, the “Transaction Fees”). Transactions in capital shares for the Fund are disclosed in the Statements of Changes in Net Assets.

The Transaction Fees for the Fund are listed in the table below:

	Fixed Fee	Variable Charge
Fund	$500	2.00%*

*   The maximum Transaction Fee may be up to 2.00% of the amount invested.

6.	SUBSEQUENT EVENTS

The Fund is required to recognize in the financial statement the effects of all subsequent events that provide additional evidence about conditions that existed at the date of the Statement of Assets and Liabilities. For non-recognized subsequent events that must be disclosed to keep the financial statement from being misleading, the Fund is required to disclose the nature of the event as well as an estimate of its financial effect, or a statement that such an estimate cannot be made. Management has evaluated subsequent events through the issuance of these financial statements and has noted no such events.

Arrow QVM Equity Factor ETF

EXPENSE EXAMPLES (Unaudited)

July 31, 2015

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including brokerage commissions on purchases and sales of Fund shares; (2) ongoing costs, including management fees and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period from February 1, 2015 through July 31, 2015.

Actual Expenses

The “Actual” expenses line in the table below provides information about actual account values and actual expenses. You may use the information below, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the table under the heading entitled “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The “Hypothetical” line in the table below provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of other funds.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transactional costs, such as brokerage commissions paid on purchases and sales of Fund shares. Therefore, the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Beginning	Ending	Expenses Paid	Expenses Paid
	Account Value	Account Value	During Period*	During Period**
	2/1/2015	7/31/2015	2/1/15 - 7/31/15	2/1/15 - 7/31/15
Actual	$1,000.00	$1,001.40	$2.74	0.65%
Hypothetical
(5% return before expenses)	$1,000.00	$1,021.57	$3.26	0.65%

*	“Actual” expense information for the Fund is for the period from February 24, 2015 to July 31, 2015. Actual expenses are equal to the Fund’s annualized net expense ratio multiplied by 154/365 (to reflect the period from February 24, 2015 to July 31, 2015). “Hypothetical” expense information for the Fund is presented on the basis of the full one-half year period to enable comparison to other funds. It is based on assuming the same net expense ratio and average account value over the period, but it is multiplied by 181 /365 (to reflect the full half-year period).

**	Annualized.

Arrow QVM Equity Factor ETF

SUPPLEMENTAL INFORMATION (Unaudited)

July 31, 2015

Approval of the Investment Advisory Agreement between the Trust and the Adviser

In connection with the September 25, 2014 meeting of the Board of Trustees (the “Board” or the “Trustees”) of Arrow Investments Trust (the “Trust”), including a majority of the Trustees who are not interested persons as that term is defined in the Investment Company Act of 1940, as revised (the “Independent Trustees”), the Board discussed the approval of the advisory agreement between Arrow Investment Advisors, LLC (the “Adviser”) and the Trust (the “Advisory Agreement”) with respect to the Arrow QVM Equity Factor ETF (the “Fund”). In considering the approval of the Advisory Agreement, the Board received materials specifically relating to the Advisory Agreement. In its consideration of the Advisory Agreement, the Board did not identify any single factor as all-important or controlling, and the following summary does not detail all the matters considered.

Nature, Extent and Quality of Services. The Board examined the nature, extent and quality of the services to be provided by the Adviser to the Fund. It was noted that the Adviser has extensive experience, and spends a significant amount of time and care in its research process. The Trustees noted that the Adviser dedicates time to learning as much as possible regarding the underlying investments in order to build a fund’s portfolio, as has been their experience in working with the Adviser on other Trust funds. In addition to research and due diligence, the Trustees agreed that the Adviser has a very good team in place to service the Fund. They noted that a representative of the Adviser had confirmed that it has sufficient resources to effectively implement the index strategy and handle all related trading. The Board discussed the nature of the Adviser’s operations and the quality of the Adviser’s compliance infrastructure. The Board noted the Adviser had reported no litigation or administrative actions during the last 12 months. The Trustees agreed that they were pleased with the performance and services of the Adviser in connection with the existing Arrow Funds, and expects it will provide a similar level of services to the Fund.

Fees and Expenses. The Trustees reviewed information regarding the proposed advisory fee noting that the Adviser proposed to charge 0.65% for advisory services to the Fund. They compared the proposed fee to the range of fees charged by other funds in the Adviser selected peer group noting that the Fund compares favorably to the peer group which averaged 0.71% for advisory services, and 0.93% for total expenses. In considering the advisory fee, the Trustees considered the cost associated with the index provider as well as fees charged by the Adviser to its other clients. The Trustees noted the Adviser does not expect to receive any other payments from the Fund other than advisory fees. The Board concluded that the advisory fee is reasonable.

Performance. Because the Fund had not yet commenced operations, the Trustees could not consider its investment performance. The Board discussed the performance information contained in the 15(c) Response and considered the performance of the other funds in the Trust managed by the Adviser noting the performance of the Adviser in connection with these funds suggests that it has the potential to deliver favorable returns for the Fund. The Trustees agreed that, based on the performance of the other funds in the Trust managed by the Adviser over prior periods and the experience and qualifications of the portfolio management team, the Adviser was expected to obtain an acceptable level of investment returns to shareholders of the Fund.

Arrow QVM Equity Factor ETF

SUPPLEMENTAL INFORMATION (Unaudited)(Continued)

July 31, 2015

Economies of Scale. The Board considered whether there are expected economies of scale with respect to the management of the Fund and whether there is potential for realization of any further economies of scale. The Trustees considered the anticipated asset level of the Fund during the initial period of the Advisory Agreement. They noted that the Adviser has indicated its willingness to discuss the matter with the Board as the Fund grows, and anticipates realizing some modest economies as the Fund’s assets grow. The Trustees noted that economies were not anticipated to be reached during the initial period of the Advisory Agreement, and agreed that the matter of economies of scale would be revisited as the Fund size materially increases.

Profitability. The Board considered the estimated profits to be realized by the Adviser in connection with the operation of the Fund and whether the amount of profit is a fair entrepreneurial profit for the management of the Fund. The Adviser stated that it expects no profit during the first year of operation, but did expect to realize a modest profit during the second year of operation. The Trustees discussed the anticipated profit and concluded that the Adviser’s estimated level of profitability from its relationship with the Fund was not excessive.

Conclusion. During the Board’s deliberations, it was noted that the Board did not identify any single piece of information that was all-important or controlling with respect to the Advisory Agreement. Having requested and received such information from the Adviser as the Trustees believed to be reasonably necessary to evaluate the terms of the Advisory Agreement, and as assisted by the advice of Counsel, the Trustees concluded that the fee structure is reasonable and that approval of the Advisory Agreement is in the best interests of the shareholders of the Fund.

PRIVACY NOTICE

Arrow Investments Trust

FACTS	WHAT DOES ARROW INVESTMENTS TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some, but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depends on the product or service that you have with us. This information can include:

●         Social Security number and wire transfer instructions

●         account transactions and transaction history

●         investment experience and purchase history

When you are no longer our customer, we continue to share your information as described in this notice.

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Arrow Investments Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information:	Does Arrow Investments Trust share information?	Can you limit this sharing?
For our everyday business purposes - such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus.	YES	NO
For our marketing purposes - to offer our products and services to you.	NO	We don’t share
For joint marketing with other financial companies.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your transactions and records.	NO	We don’t share
For our affiliates’ everyday business purposes - information about your credit worthiness.	NO	We don’t share
For nonaffiliates to market to you	NO	We don’t share

QUESTIONS?	Call 1-877-277-6933

PRIVACY NOTICE

Arrow Investments Trust

What we do:
How does Arrow Investments Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

Our service providers are held accountable for adhering to strict policies and procedures to prevent any misuse of your nonpublic personal information.

How does Arrow Investments Trust collect my personal information?

We collect your personal information, for example, when you

●     open an account or deposit money

●     direct us to buy securities or direct us to sell your securities

●     seek advice about your investments

We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.

Why can’t I limit all sharing?

Federal law gives you the right to limit only:

●     sharing for affiliates’ everyday business purposes – information about your creditworthiness.

●     affiliates from using your information to market to you.

●     sharing for nonaffiliates to market to you.

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with our affiliates.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ● Arrow Investments Trust does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ● Arrow Investments Trust does not jointly market.

PROXY VOTING POLICY

Information regarding how the Fund voted proxies relating to portfolio securities for the most recent twelve-month period ended June 30 as well as a description of the policies and procedures that the Fund uses to determine how to vote proxies is available without charge, upon request, by calling 1-877-277-6933 or by referring to the Securities and Exchange Commission’s (“SEC”) website at http://www.sec.gov.

PORTFOLIO HOLDINGS

The Fund files its complete schedules of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Form N-Q is available on the SEC’s website at http://www.sec.gov and may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC (1-800-SEC-0330). The information on Form N-Q is available without charge, upon request, by calling 1-877-277-6933.

INVESTMENT ADVISOR
Arrow Investment Advisors, LLC
6100 Chevy Chase Drive
Suite 100
Laurel, MD 20707

ADMINISTRATOR
Gemini Fund Services, LLC
80 Arkay Drive, Suite 110
Hauppauge, NY 11788

Item 2. Code of Ethics. Not applicable.

Item 3. Audit Committee Financial Expert. Not applicable.

Item 4. Principal Accountant Fees and Services. Not applicable.

Item 5. Audit Committee of Listed Companies. Not applicable to open-end investment companies.

Item 6. Schedule of Investments. Schedule of investments in securities of unaffiliated issuers is included under Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Funds. Not applicable to open-end investment companies.

Item 8. Portfolio Managers of Closed-End Management Investment Companies. Not applicable to open-end investment companies.

Item 9. Purchases of Equity Securities by Closed-End Funds. Not applicable to open-end investment companies.

Item 10. Submission of Matters to a Vote of Security Holders. None

Item 11. Controls and Procedures.

(a) Based on an evaluation of the Registrant’s disclosure controls and procedures as of a date within 90 days of filing date of this Form N-CSR, the principal executive officer and principal financial officer of the Registrant have concluded that the disclosure controls and procedures of the Registrant are reasonably designed to ensure that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported by the filing date, including that information required to be disclosed is accumulated and communicated to the Registrant’s management, including the Registrant’s principal executive officer and principal financial officer, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no significant changes in the Registrant’s internal control over financial reporting that occurred during the Registrant’s last fiscal half-year that have materially affected, or are reasonably likely to materially affect, the Registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1) Not applicable.

(a)(2) Certifications required by Section 302 of the Sarbanes-Oxley Act of 2002 (and Item 11(a)(2) of Form N-CSR) are filed herewith.

(a)(3) Not applicable for open-end investment companies.

(b) Certifications required by Section 906 of the Sarbanes-Oxley Act of 2002 (and Item 11(b) of Form N-CSR) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Arrow Investments Trust

By (Signature and Title)

/s/Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/9/15

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)

/s/ Joseph Barrato

Joseph Barrato, Principal Executive Officer/ President

Date 10/9/15

By (Signature and Title)

/s/ Sam Singh

Sam Singh, Principal Financial Officer/Treasurer

Date 10/9/15